Voya Global Perspectives® Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 10.4%
500,832	iShares Global REIT ETF	$13,131,815	10.4

	Total Exchange-Traded Funds
	(Cost $12,014,766)	13,131,815	10.4

MUTUAL FUNDS: 89.6%
	Affiliated Investment Companies: 89.6%
1,585,083	Voya Global Bond Fund - Class R6	12,252,688	9.7
1,552,574	Voya GNMA Income Fund - Class R6	12,296,388	9.7
1,810,304	Voya High Yield Bond Fund - Class R6	12,690,231	10.0
1,293,080	Voya Investment Grade Credit Fund - Class R6	12,400,636	9.8
286,617	Voya Large-Cap Growth Fund - Class R6	13,195,859	10.4
743,928	Voya Mid Cap Research Enhanced Index Fund - Class I	13,227,038	10.4
1,336,686	Voya Multi-Manager Emerging Markets Equity Fund - Class I	12,070,274	9.5
1,472,091	Voya Multi-Manager International Factors Fund - Class I	12,439,169	9.8
952,397	Voya Small Company Fund - Class R6	12,990,694	10.3

	Total Mutual Funds
	(Cost $133,024,366)	113,562,977	89.6

	Total Investments in Securities (Cost $145,039,132)	$126,694,792	100.0
	Liabilities in Excess of Other Assets	(18,473)	–
	Net Assets	$126,676,319	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$13,131,815	$–	$–	$13,131,815
Mutual Funds	$113,562,977	$–	$–	$113,562,977
Total Investments, at fair value	$126,694,792	$–	$–	$126,694,792

Voya Global Perspectives® Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended July 31, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 10/31/21	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 7/31/22	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class R6	$14,440,925	$1,896,809	$(1,954,116)	$(2,130,930)	$12,252,688	$117,034	$(193,835)	$-
Voya GNMA Income Fund - Class R6	14,415,967	1,879,082	(3,309,316)	(689,345)	12,296,388	168,953	(254,858)	-
Voya High Yield Bond Fund - Class R6	14,466,973	2,061,587	(1,941,949)	(1,896,379)	12,690,231	535,653	(52,608)	-
Voya Intermediate Bond Fund - Class R6	14,448,803	1,678,862	(16,458,746)	331,082	-	170,883	(2,059,303)	-
Voya Investment Grade Credit Fund - Class R6	-	13,614,179	(1,342,693)	129,150	12,400,636	65,373	(19,259)	-
Voya Large-Cap Growth Fund - Class R6	15,418,033	6,606,330	(4,167,373)	(4,661,131)	13,195,859	899	(428,739)	2,189,788
Voya Mid Cap Research Enhanced Index Fund - Class I	-	12,943,496	(388,861)	672,404	13,227,038	-	(9,664)	-
Voya MidCap Opportunities Fund - Class R6	15,226,445	4,893,875	(17,969,803)	(2,150,517)	-	-	(5,782,858)	2,571,450
Voya Multi-Manager Emerging Markets Equity Fund - Class I	14,377,050	5,318,114	(1,182,150)	(6,442,740)	12,070,274	304,136	95,294	2,041,397
Voya Multi-Manager International Factors Fund - Class I	14,833,455	3,404,487	(1,384,113)	(4,414,660)	12,439,169	622,851	360,743	1,474,493
Voya Small Company Fund - Class R6	14,936,850	4,432,839	(1,211,373)	(5,167,622)	12,990,694	-	522,032	3,019,444
	$132,564,501	$58,729,660	$(51,310,493)	$(26,420,688)	$113,562,977	$1,985,782	$(7,823,055)	$8,277,128

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At July 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $145,371,036.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$1,941,997
Gross Unrealized Depreciation	(20,618,241)

Net Unrealized Depreciation	$(18,676,244)